Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income(loss) before non-controlling interest	$ (3,396)	$ 1,572	$ (1,286)	$ (3,585)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock based compensation and Shares issued for services	1,205	211	487	943
Imputed interest		67	67	237
Loss on fair value of marketable securities	(2)	31
Available for sale securities			78	171
Gain from extinguishment of short-term loans				(99)
Interest on loans	2	(3)	1,017	72
Gain on derivative fair value adjustment	(3)	(25)
Excess loss on derivative liability			(30)	(514)
License fee amortization				35
Loss due to Settlement				84
Loss on disposal and impairment of assets				1,917
Gain from change in on fair value of stock-based liabilities	(359)	20	560	(2,314)
Depreciation and amortization expense	900	1
Depreciation expense			1	2
Amortization of intangible assets				428
Changes in Operating Assets and Liabilities:
Accounts receivable	(5)	11	18	3,960
Other receivables	94	(23)	(24)	142
Accounts payable	397	(347)	(217)	(2,384)
Other Accounts payable	120	137	416	407
Related parties, net	(5)	(2,377)	(2,356)	84
Deferred revenue	41	(59)	(46)	(103)
Other long-term liabilities
Net Cash Used by Operating Activities	(1,011)	(784)	(1,315)	(517)
Cash Flows from Investing Activities:
Purchase of equipment				(9)
Net Cash Provided by Investing Activities				(9)
Cash Flows from Financing Activities:
Related party, net	178	(610)	(664)
Proceeds from issuance of Convertible notes	750		250	(12)
Proceeds from loans from a Government Agency	89
Proceeds from issuance of common stock, net of issuance expense		50
Proceeds from common stock subscriptions		1,250		100
Repayments of loans payable				(36)
Proceeds from issuance of shares, net of issuance cost			1,591	535
Net Cash Provided by Financing Activities	1,017	690	1,177	587
Net Increase (Decrease) in Cash	6	(94)	(138)	61
Cash at Beginning of Period	16	154	154	93
Cash at End of Period	22	60	16	154
Supplemental disclosure of cash flow information
Cash paid for interest				37
Cash paid for income taxes
Supplemental disclosure of non-cash financing activities
Common stock issued for conversion of convertible note principal	250			27
Common stock issued for settlement of stock-based liabilities and accrued salaries	442	464	735	893
Common stock issued for settlement of common stock subscribed		$ 100	100	400
Common Stock issued for conversion of convertible note issued against Other Assets			9,000
Common stock issued for conversion of convertible accrued interest				$ 195